Deferred Income Tax and Income Tax Expense - Summary of Gross Movements on the Deferred Income Tax Account (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities [abstract]
Beginning	₩ 260,584	₩ 583,760
Changes in accounting policy		(374,307)
Consolidated statements of operations	(199,527)	15,016	₩ (1,771)
Changes to other comprehensive loss (income)	(61,669)	36,115	21,802
Ending	₩ (612)	₩ 260,584	₩ 583,760